UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      JANA PARTNERS LLC
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Address:   767 Fifth Avenue, 8th Floor
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           New York, New York 10153
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Form 13F File Number:     028-10328
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jennifer Fanjiang
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Title:     General Counsel
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Phone:     212 455-0900
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Signature, Place, and Date of Signing:

/s/ Jennifer Fanjiang            New York, New York         February 14, 2013
------------------------   ------------------------------  -------------------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        35
                                               -------------

Form 13F Information Table Value Total:        $3,534,159
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                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE

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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- --------------- --------- -------- ------------------ ---------- -------- ----------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
---------------------------- --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------- ----
THE ADT CORPORATION          COM             00101J106  118,201 2,542,498 SH       SOLE                2,430,684 111,814
AETNA INC NEW                COM             00817Y108  119,556 2,581,649 SH       SOLE                2,468,109 113,540
AGRIUM INC                   COM             008916108  943,644 9,448,593 SH       SOLE                9,335,406 113,187
AMERICAN INTL GROUP INC      COM NEW         026874784  122,431 3,468,292 SH       SOLE                3,315,763 152,529
BIG LOTS INC                 COM             089302103   10,040   352,762 SH       SOLE                  327,392  25,370
COCA COLA ENTERPRISES INC NE COM             19122T109  166,165 5,236,840 SH       SOLE                5,006,527 230,313
CONVERGYS CORP               COM             212485106    9,789   596,517 SH       SOLE                  553,868  42,649
COPART INC                   COM             217204106  180,725 6,126,276 SH       SOLE                5,843,121 283,155
COVENTRY HEALTH CARE INC     COM             222862104  139,353 3,108,487 SH       SOLE                2,971,780 136,707
DIAMONDBACK ENERGY INC       COM             25278X109    5,382   281,490 SH       SOLE                  268,734  12,756
EXPEDIA INC DEL              COM NEW         30212P303  101,130 1,645,994 SH       SOLE                1,573,521  72,473
FIFTH & PAC COS INC          COM             316645100   41,000 3,293,135 SH       SOLE                3,143,379 149,756
IRON MTN INC                 COM             462846106   43,117 1,388,643 SH       SOLE                1,327,505  61,138
KAR AUCTION SVCS INC         COM             48238T109    5,060   250,000 SH       SOLE                  238,392  11,608
KINDER MORGAN INC DEL        COM             49456B101    1,896    53,668 SH       SOLE                   53,668       0
KINDER MORGAN INC DEL        W EXP 05/25/201 49456B119   13,227 3,499,226 SH       SOLE                3,341,204 158,022
LEUCADIA NATL CORP           COM             527288104    6,142   258,161 SH       SOLE                  240,817  17,344
LIBERTY MEDIA CORPORATION    LIB CAP COM A   530322106   91,381   787,701 SH       SOLE                  753,059  34,642
LIBERTY INTERACTIVE CORP     INT COM SER A   53071M104   50,541 2,568,138 SH       SOLE                2,455,242 112,896
LIBERTY INTERACTIVE CORP     LBT VENT COM A  53071M880  140,428 2,072,435 SH       SOLE                1,978,184  94,251
MCGRAW HILL COS INC          COM             580645109  118,004 2,158,475 SH       SOLE                2,063,548  94,927
NETFLIX INC                  COM             64110L106   92,590 1,000,000 SH       SOLE                1,000,000       0
OPKO HEALTH INC              COM             68375N103    5,626 1,169,630 SH       SOLE                1,109,063  60,567
QEP RES INC                  COM             74733V100  266,881 8,816,692 SH       SOLE                8,516,078 300,614
ROCKWOOD HLDGS INC           COM             774415103  137,237 2,774,710 SH       SOLE                2,652,639 122,071
RYMAN HOSPITALITY PPTYS INC  COM             78377T107   90,774 2,360,230 SH       SOLE                2,252,888 107,342
SEMGROUP CORP                CL A            81663A105   21,046   538,546 SH       SOLE                  499,847  38,699
SPDR GOLD TRUST              GOLD SHS        78463V107   74,920   462,412 SH       SOLE                  429,447  32,965
SPECTRA ENERGY CORP          COM             847560109   12,321   450,000 SH       SOLE                  429,153  20,847
SYMANTEC CORP                COM             871503108    2,823   150,000 SH  CALL
TEEKAY CORPORATION           COM             Y8564W103   43,153 1,344,337 SH       SOLE                1,283,203  61,134
TRIPADVISOR INC              COM             896945201   95,305 2,273,502 SH       SOLE                2,173,517  99,985
VERISIGN INC                 COM             92343E102  118,872 3,062,128 SH       SOLE                2,927,457 134,671
VISTEON CORP                 COM NEW         92839U206  101,772 1,890,963 SH       SOLE                1,804,971  85,992
WASTE MGMT INC DEL           COM             94106L109   43,627 1,293,026 SH       SOLE                1,248,732  44,294
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